Subsidiary Preferred Shares - Disclosure of subsidiary preferred share balances (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subsidiary Preferred Shares [Line Items]
Subsidiary preferred shares	$ 27,339	$ 174,017
Entrega
Subsidiary Preferred Shares [Line Items]
Subsidiary preferred shares	169	669
Follica
Subsidiary Preferred Shares [Line Items]
Subsidiary preferred shares	350	11,191
Sonde
Subsidiary Preferred Shares [Line Items]
Subsidiary preferred shares	0	13,362
Vedanta Biosciences
Subsidiary Preferred Shares [Line Items]
Subsidiary preferred shares	$ 26,820	$ 148,796